Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2019	Jul. 31, 2015	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2019
Management Services Agreement | Catterton Management L.L.C
Related Party Transaction [Line Items]
Payment of expenses		$ 0.3
Management Services Agreement | Catterton Management L.L.C | Minimum
Related Party Transaction [Line Items]
Percentage of outstanding capital stock		5.00%
Vendor Agreement | Auto Nation, Inc
Related Party Transaction [Line Items]
Payment of expenses			$ 0.4	$ 0.4	$ 1.1
Termination period	2020-02
Vendor Agreement | Auto Nation, Inc | Minimum
Related Party Transaction [Line Items]
Percentage of outstanding capital stock	5.00%